Aggregate Carrying amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment (Detail) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 10,341	¥ 14,351
Including: Investments whose fair values were not evaluated for impairment	¥ 9,714	¥ 9,918